Provision (Benefit) for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal		$ 32,353	$ (18,007)
State		7,080	(3,150)
Current Income Tax Expense (Benefit), Total		39,433	(21,157)
Deferred	(11,319)	(8,791)	7,553
Provision (benefit) for income taxes	$ (11,319)	$ 30,642	$ (13,604)